Right of Use Assets and Operating Lease Liability (Tables)	12 Months Ended
Dec. 31, 2025
Right of Use Assets and Operating Lease Liability [Abstract]
Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	As of December 31,
	2025	2024
Leasehold buildings	$4,014,297	$3,611,792
Accumulated amortization	(2,512,571)	(1,671,677)
ROU assets, net of accumulated amortization	$1,501,726	$1,940,115

	For the years ended December 31,
	2025	2024	2023
Operating lease cost:
Operating lease costs	$827,349	$148,921	$114,694
Short-term lease costs	576,841	497,785	246,489
	$1,404,190	$646,706	$361,183

Supplemental cash flow information:
Operating cash flows from operating leases	$678,818	$599,701	$295,416
Right-of-use obtained in exchange for new operating lease liabilities	-	91,718	3,045,610
Weighted-average remaining lease term (years):
Operating leases	2.17	3.12	5.04

Schedule of Weighted-Average Discount Rate for Operating Leases

As of December 31, 2025 and 2024, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Years Ended December 31,
2026	$846,794
2027	799,918
2028	223,026
2029	-
Total operating lease payment	1,869,738
Less: Imputed interest	(111,697)
Present value of operating lease liabilities	1,758,041
-
Operating lease liabilities – current	$768,538
Operating lease liabilities – non-current	$989,503